Net Income (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Intelsat S.A.:

	(in thousands, except per share data or where otherwise noted)
	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Numerator:
Net income (loss)	$(3,919,453)	$994,112	$(174,814)
Net income attributable to noncontrolling interest	(3,934)	(3,915)	(3,914)

Net income (loss) attributable to Intelsat S.A.	(3,923,387)	990,197	(178,728)
Less: Preferred Shares dividends declared	(9,919)	—	—

Net income (loss) attributable to common shareholders	$(3,933,306)	$990,197	$(178,728)
Numerator for Basic EPS—income/ (loss) available to common shareholders	$(3,933,306)	$990,197	$(178,728)
Numerator for Diluted EPS	$(3,933,306)	$990,197	$(178,728)
Denominator:
Basic weighted average shares outstanding (in millions)	107.2	114.5	118.9
Weighted average dilutive shares outstanding (in millions):
Preferred shares (in millions)	—	3.2	—
Employee compensation related shares including options and restricted stock units (in millions)	—	0.8	—

Diluted weighted average shares outstanding (in millions)	107.2	118.5	118.9
Basic net income (loss) per common share attributable to Intelsat S.A.	$(36.68)	$8.65	$(1.50)

Diluted net income (loss) per common share attributable to Intelsat S.A.	$(36.68)	$8.36	$(1.50)